Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0472 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

February 9, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	USCF ETF Trust (the “Trust”) File Nos. 333-196273 and 811-22930 Post-Effective Amendment No. 123

Commissioners:

On behalf of the Trust, attached for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A. The Post-Effective Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for the purpose of adding a series to the Trust.

If you have any questions, please call the undersigned at the above number.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Daphne G. Frydman, USCF Devan Fogle, Eversheds Sutherland

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